Supplement Dated July 15, 2014
To The Prospectus Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective July 15, 2014.

For the Curian/Ashmore Emerging Market Small Cap Equity Fund, please remove all references to John DiTieri.

This supplement is dated July 15, 2014.

Supplement Dated July 15, 2014
To The Statement of Additional Information
Dated April 28, 2014

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective July 15, 2014.

For the Curian/Ashmore Emerging Market Small Cap Equity Fund, please remove all references to John DiTieri.

This supplement is dated July 15, 2014.